ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of details of the subsidiaries

Percentage of effective ownership
Name	Date of Incorporation	December 31, 2024	June 30, 2025	Place of incorporation	Principal Activities
Maxwill Pte. Ltd.	November 1, 2004	100%	100%	Singapore	Holding company.

Maxwill (Asia) Pte. Ltd.	September 11, 1999	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.

LP Grace Pte. Ltd.	January 11, 2008	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products, and providing warehouse storage and logistic services.

Maxwill Foodlink Pte. Ltd.	January 15, 2004	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.

Davis Commodities Pte. Ltd.	September 15, 2023	100%	100%	Singapore	Trading of three main categories of agricultural commodities: sugar, rice and oil and fat products and providing warehouse storage and logistic services.

Davis Commodities Global Pte. Ltd.	October 1, 2025	-	-	Singapore	Dormant company.

Davis Commodities SEA Pte. Ltd.	October 2, 2025	-	-	Singapore	Dormant company.

Davis Commodities Asia Pte. Ltd.	October 15, 2025	-	-	Singapore	Dormant company.